Supplemental cash flow information - Other supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental cash flow information
Cash received for interest	$ 1,718	$ 22,725	$ 1,068
Cash paid for interest	$ 1,154,727	$ 1,311,915	$ 1,105,298